STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .5%
Health Care - .3%
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	5,000,000		3,148,913
WakeMed, Unscd. Notes, Ser. A	3.29	10/1/2052	5,000,000		3,474,557
				6,623,470
Industrial - .2%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a]	3,235,848
Total Bonds and Notes (cost $15,000,000)			9,859,318

Long-Term Municipal Investments - 98.4%
Alabama - 1.5%
Auburn University, Revenue Bonds, Ser. A	5.00	6/1/2048	5,000,000		5,157,053
Black Belt Energy Gas District, Revenue Bonds (Project No. 6) Ser. B	4.00	12/1/2026	10,000,000	[b]	9,979,802
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	1,000,000		1,063,164
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	5,000,000		5,395,274
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 3) Ser. A1	5.50	12/1/2029	5,000,000	[b]	5,301,006
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 5) Ser. A	5.25	7/1/2029	2,500,000	[b]	2,623,820
				29,520,119
Arizona - 2.1%
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects)	5.00	7/1/2049	1,000,000	[a]	953,268
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.50	7/1/2038	1,240,000	[a]	1,257,159
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.63	7/1/2048	2,000,000	[a]	2,014,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Arizona - 2.1% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Academies of Math & Science Projects) Ser. B	5.75	7/1/2053	3,260,000	[a]	3,287,732
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2039	1,325,000		1,328,938
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000		1,617,863
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. A	5.00	1/1/2043	1,750,000		1,150,736
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2049	1,400,000		667,789
Arizona Industrial Development Authority, Revenue Bonds (Great Lakes Senior Living Communities) Ser. B	5.00	1/1/2043	1,650,000		808,621
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2051	1,750,000		1,515,678
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2061	3,700,000		3,083,516
Arizona Industrial Development Authority, Revenue Bonds (JEROME Facility Project) Ser. B	4.00	7/1/2041	720,000		670,965
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2039	400,000	[a]	400,633
Arizona Industrial Development Authority, Revenue Bonds (Lone Mountain Campus Project) Ser. A	5.00	12/15/2049	700,000	[a]	663,290
Arizona Industrial Development Authority, Revenue Bonds (MACOMBS Facility Project) Ser. A	4.00	7/1/2041	1,000,000		931,896
Arizona Industrial Development Authority, Revenue Bonds (NCCU Properties) (Insured; Build America Mutual) Ser. A	4.00	6/1/2044	2,000,000		1,881,522
Arizona Industrial Development Authority, Revenue Bonds (Phoenix Children's Hospital Obligated Group)	3.00	2/1/2045	1,600,000		1,231,966

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Arizona - 2.1% (continued)
Arizona Industrial Development Authority, Revenue Bonds (Somerset Academy of Las Vegas)	4.00	12/15/2041	500,000	[a]	432,035
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2049	2,000,000		1,805,738
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,625,000		1,671,396
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. 2019 F	3.00	1/1/2049	3,000,000		2,252,468
Maricopa County Pollution Control Corp., Revenue Bonds, Refunding (Southern California Edison)	2.40	6/1/2035	5,000,000		4,005,942
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2036	7,500,000		7,847,243
				41,480,811
Arkansas - 1.0%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (Hybar Steel Project) Ser. A	6.88	7/1/2048	2,500,000	[a]	2,708,638
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.45	9/1/2052	2,500,000		2,543,393
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	7,000,000		7,233,467
Arkansas University, Revenue Bonds (Fayetteville Campus)	5.00	11/1/2042	5,990,000		6,180,348
				18,665,846
California - 13.9%
California, GO	5.00	9/1/2044	2,000,000		2,214,114
California, GO	5.00	9/1/2041	2,000,000		2,230,237
California, GO, Refunding	5.00	9/1/2043	3,000,000		3,318,825
California, GO, Refunding	5.25	10/1/2045	4,000,000		4,472,430
California, GO, Refunding	5.25	9/1/2047	1,000,000		1,105,830
California University, Revenue Bonds, Refunding, Ser. AZ	5.00	5/15/2043	5,000,000		5,242,193

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project)	5.25	10/1/2031	6,000,000	[b]	6,274,055
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) Ser. B1	4.00	8/1/2031	3,000,000	[b]	2,978,490
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2048	2,750,000		2,794,509
California Community College Financing Authority, Revenue Bonds (Orange Coast Properties)	5.25	5/1/2043	1,250,000		1,276,037
California Community Housing Agency, Revenue Bonds (Creekwood Apartments) Ser. A	4.00	2/1/2056	5,000,000	[a]	3,330,347
California Community Housing Agency, Revenue Bonds (Fountains at Emerald Park)	3.00	8/1/2056	3,000,000	[a]	2,139,029
California Community Housing Agency, Revenue Bonds (Serenity at Larkspur Apartments) Ser. A	5.00	2/1/2050	5,000,000	[a]	3,498,369
California Community Housing Agency, Revenue Bonds (Stoneridge Apartments) Ser. A	4.00	2/1/2056	3,250,000	[a]	2,585,100
California Community Housing Agency, Revenue Bonds (Verdant at Green Valley Project)	5.00	8/1/2049	5,000,000	[a]	4,739,275
California Educational Facilities Authority, Revenue Bonds (Sustainable Bond) (Loyola Marymount University)	5.00	10/1/2048	3,000,000		3,082,101
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2047	2,500,000		2,527,711
California Educational Facilities Authority, Revenue Bonds, Refunding (Loma Linda University) Ser. A	5.00	4/1/2042	2,000,000		2,031,680
California Health Facilities Financing Authority, Revenue Bonds (Sustainable Bond)	4.35	6/1/2041	2,000,000		1,799,976
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Children's Hospital Los Angeles Obligated Group) Ser. A	5.00	8/15/2047	1,000,000		1,012,148

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Lucile Salter Packard Children's Hospital at Stanford Obligated Group)	4.00	5/15/2046	5,000,000		4,854,866
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2035	600,000		604,561
California Municipal Finance Authority, Revenue Bonds (Bowles Hall Foundation) Ser. A	5.00	6/1/2050	2,750,000		2,756,592
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2040	5,000,000		5,125,004
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2048	6,000,000		6,064,480
California Municipal Finance Authority, Revenue Bonds (CHF-Davis I)	5.00	5/15/2043	5,000,000		5,091,432
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2037	2,605,000		2,695,239
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2052	7,500,000		7,554,518
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2043	2,000,000		2,036,573
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2039	3,265,000		3,357,410
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside I)	5.00	5/15/2034	2,250,000		2,341,865
California Municipal Finance Authority, Revenue Bonds (CHF-Riverside II)	5.00	5/15/2049	2,000,000		2,023,169
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2052	2,075,000	[a]	1,894,277
California Municipal Finance Authority, Revenue Bonds (Claremont Colleges Project) Ser. A	5.00	7/1/2040	1,515,000	[a]	1,455,076
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2049	1,515,000	[a]	1,429,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
California Municipal Finance Authority, Revenue Bonds (John Adams Academy - Lincoln) Ser. A	5.00	10/1/2057	1,650,000	[a]	1,512,734
California Municipal Finance Authority, Revenue Bonds (LAX Integrated Express Solutions Project)	5.00	12/31/2047	2,250,000		2,242,116
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2041	1,200,000		1,160,223
California Municipal Finance Authority, Revenue Bonds (Northbay Healthcare Group Obligated Group) Ser. A	5.25	11/1/2047	700,000		672,165
California Municipal Finance Authority, Revenue Bonds (Palmdale Aerospace Academy Project) Ser. A	5.00	7/1/2038	1,100,000	[a]	1,107,087
California Municipal Finance Authority, Revenue Bonds (United Airlines Project)	4.00	7/15/2029	3,000,000		2,980,858
California Municipal Finance Authority, Revenue Bonds, Refunding (Community Medical Centers) Ser. A	5.00	2/1/2042	1,000,000		1,005,364
California Pollution Control Financing Authority, Revenue Bonds (Rialto Bioenergy Facility Project)	7.50	12/1/2040	5,000,000	[a,c]	375,000
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. 85	3.13	5/15/2029	1,000,000	[a]	972,430
California Public Finance Authority, Revenue Bonds (Hoag Memorial Hospital Presbyterian Obligated Group) Ser. A	4.00	7/15/2051	3,555,000		3,447,424
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2051	250,000	[a]	220,818
California Public Finance Authority, Revenue Bonds (Sustainable Bond) (ENSO Village Project)	5.00	11/15/2036	500,000	[a]	491,803
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2039	1,650,000		1,856,595
California Public Works Board, Revenue Bonds (May Lee State Office Complex) Ser. A	5.00	4/1/2041	1,500,000		1,671,289

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2036	300,000	[a]	288,482
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2061	2,270,000	[a]	1,820,439
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2051	750,000	[a]	628,628
California School Finance Authority, Revenue Bonds (Aspire Public Schools Obligated Group) Ser. A	4.00	8/1/2041	500,000	[a]	455,265
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2048	2,750,000	[a]	2,738,842
California School Finance Authority, Revenue Bonds (Green Dot Public Schools California Project) Ser. A	5.00	8/1/2038	1,000,000	[a]	1,016,874
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2037	590,000	[a]	603,143
California School Finance Authority, Revenue Bonds (KIPP LA Project) Ser. A	5.00	7/1/2047	870,000	[a]	874,761
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2047	700,000	[a]	659,860
California School Finance Authority, Revenue Bonds (Summit Public Schools Obligated Group)	5.00	6/1/2027	800,000	[a,d]	828,144
California School Finance Authority, Revenue Bonds, Refunding (New Designs Charter School) Ser. A	5.00	6/1/2064	1,100,000	[a]	1,079,460
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.00	12/1/2033	1,000,000	[a]	1,028,850
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2038	1,500,000	[a]	1,547,298
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2036	6,500,000	[a]	6,569,302
California Statewide Communities Development Authority, Revenue Bonds, Refunding (CHF-Irvine)	5.00	5/15/2040	2,000,000		2,015,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	4.00	4/1/2042	1,600,000		1,531,757
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Front Porch Communities & Services Obligated Group)	5.00	4/1/2047	1,500,000		1,523,386
California Statewide Communities Development Authority, Revenue Bonds, Refunding (Loma Linda University Medical Center Obligated Group)	5.25	12/1/2044	3,000,000		3,007,345
CMFA Special Finance Agency, Revenue Bonds, Ser. A1	3.00	12/1/2056	1,000,000	[a]	698,937
CMFA Special Finance Agency VIII, Revenue Bonds, Ser. A2	4.00	8/1/2047	3,400,000	[a]	2,944,875
Foothill Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. B1	3.95	1/15/2053	5,000,000		4,549,160
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	2.96	1/15/2046	2,000,000		1,417,070
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	3.06	1/15/2043	1,000,000		714,519
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Refunding, Ser. A	4.09	1/15/2049	7,500,000		6,161,534
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	3.38	8/1/2045	1,200,000		1,005,588
Fowler Unified School District, GO (Insured; Build America Mutual) Ser. B	5.00	8/1/2050	3,000,000		3,156,716
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	2.75	6/1/2034	5,000,000		4,185,205
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Insured; State Appropriation) Ser. B	3.29	6/1/2042	6,000,000		4,575,638
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	4.21	6/1/2050	10,410,000		7,645,629

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2	0.00	6/1/2066	10,000,000	[e]	1,093,624
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2033	4,380,000	[e]	3,139,764
Grant Joint Union High School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	8/1/2029	2,080,000	[e]	1,714,587
Irvine, Special Assessment Bonds, Refunding	4.00	9/2/2029	1,000,000		1,001,127
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2033	5,000,000		5,722,485
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2034	4,000,000		4,631,158
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2032	2,500,000	[e]	1,851,321
Norman Y. Mineta San Jose International Airport SJC, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2047	8,500,000		8,554,492
Northern California Gas Authority No. 1, Revenue Bonds (Gas Project) Ser. B, (3 Month TSFR +0.72%)	4.45	7/1/2027	400,000	[f]	397,848
Oroville, Revenue Bonds (Oroville Hospital)	5.25	4/1/2039	1,750,000		1,202,635
Palomar Health, Revenue Bonds, Refunding	5.00	11/1/2039	1,000,000		928,413
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2051	2,500,000		2,284,248
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,000,000		1,854,263
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2041	1,900,000		2,131,782
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2042	1,750,000		1,951,189
San Diego County Regional Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	4/1/2040	3,000,000		3,386,453
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	2,385,000	[e]	2,292,571
San Diego Unified School District, GO, Ser. A	0.00	7/1/2025	1,615,000	[e]	1,554,056
San Francisco Airport City & County, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2044	6,500,000		6,649,617

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2031	5,330,000	[e]	4,114,601
Sierra Joint Community College District School Facilities District No. 2, GO (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	8/1/2030	3,020,000	[e]	2,413,198
Tender Option Bond Trust Receipts (Series 2022-XL0357), (Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. H) Non-recourse, Underlying Coupon Rate 5.50%	11.08	5/15/2047	8,010,000	[a,g,h]	8,608,083
The Morongo Band of Mission Indians, Revenue Bonds, Ser. A	5.00	10/1/2042	1,000,000	[a]	1,002,630
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding (San Diego County Tobacco Asset Securitization)	5.00	6/1/2039	2,000,000		2,089,748
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	500,000		487,298
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2037	500,000		498,994
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	800,000		793,225
Tobacco Securitization Authority of Northern California, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2039	1,000,000		983,377
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2049	1,000,000		1,003,156
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2045	1,000,000		1,009,451
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2039	900,000		919,368
Transbay Joint Powers Authority, Tax Allocation Bonds (Sustainable Bond) Ser. A	5.00	10/1/2040	1,000,000		1,017,368
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2041	420,000		438,594

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
California - 13.9% (continued)
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2040	365,000		382,025
Vernon Electric System, Revenue Bonds, Refunding, Ser. 2022-A	5.00	8/1/2039	425,000		446,050
				271,474,340
Colorado - 1.4%
Board of Governors of Colorado University System, Revenue Bonds, Refunding, Ser. C	5.00	3/1/2028	1,720,000	[d]	1,821,268
Centennial Water & Sanitation District, Revenue Bonds	5.00	12/1/2053	2,500,000		2,674,650
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)	5.75	4/1/2059	2,000,000	[a]	2,027,443
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Ascent Classical Academy Charter Schools)	5.80	4/1/2054	3,000,000	[a]	3,068,326
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,500,000		1,585,607
Colorado School of Mines, Revenue Bonds, Ser. A	5.00	12/1/2054	3,750,000		3,948,769
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.25	12/1/2048	3,500,000		3,577,351
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	900,000	[a]	901,354
Denver Urban Renewal Authority, Tax Allocation Bonds, Ser. A	5.25	12/1/2039	2,305,000	[a]	2,308,467
E-470 Public Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2040	1,725,000		1,727,999
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	3.00	7/15/2037	1,000,000		857,705
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2033	1,000,000		1,002,496
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2035	1,000,000		1,000,783
				26,502,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Connecticut - .5%
Connecticut, GO (Sustainable Bond) Ser. B	3.00	6/1/2038	5,250,000		4,483,831
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. M	4.00	7/1/2037	5,000,000		4,890,466
				9,374,297
District of Columbia - 2.3%
District of Columbia, GO, Refunding, Ser. A	5.25	1/1/2048	5,375,000		5,864,839
District of Columbia, Revenue Bonds (District of Columbia International School Obligated Group)	5.00	7/1/2049	4,265,000		4,249,330
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2049	1,375,000		1,214,508
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2044	1,240,000		1,138,265
District of Columbia, Revenue Bonds (KIPP DC Project)	4.00	7/1/2039	1,275,000		1,217,306
District of Columbia, Revenue Bonds, Refunding (KIPP DC Project) Ser. A	5.00	7/1/2048	5,000,000		5,052,171
District of Columbia Income Tax Revenue, Revenue Bonds, Ser. A	5.00	7/1/2042	6,000,000		6,500,316
Metropolitan Washington Airports Authority, Revenue Bonds (Dulles Metrorail & Capital Improvement Projects) (Insured; Assured Guaranty Corp.) Ser. B	0.00	10/1/2036	6,275,000	[e]	3,712,576
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	10/1/2053	5,000,000		4,661,942
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. C2	3.36	10/1/2039	1,000,000	[g]	1,000,000
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	3.00	7/15/2040	9,520,000		7,828,207
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2046	3,000,000		2,868,603
				45,308,063
Florida - 3.0%
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2040	1,220,000	[a]	1,130,541

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Florida - 3.0% (continued)
Capital Trust Agency, Revenue Bonds (Franklin Academy Project)	5.00	12/15/2035	1,085,000	[a]	1,057,157
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. A1	5.00	7/1/2048	750,000	[c]	150,000
Capital Trust Agency, Revenue Bonds (H-Bay Ministries-Superior Residences Project) Ser. B	5.00	7/1/2053	250,000	[c]	2,975
Collier County Health Facilities Authority, Revenue Bonds, Refunding (Moorings, Inc.) Ser. A	5.00	5/1/2045	2,500,000		2,509,368
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2050	6,500,000		6,453,063
Florida Development Finance Corp., Revenue Bonds (Mater Academy Project) Ser. A	5.00	6/15/2040	1,650,000		1,663,117
Florida Development Finance Corp., Revenue Bonds, Refunding	5.50	7/1/2053	7,000,000		7,284,639
Florida Development Finance Corp., Revenue Bonds, Refunding (Glenridge on Palmer Ranch Obligated Group)	5.00	6/1/2051	1,250,000	[a]	1,034,799
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Rollins College Project) Ser. A	3.00	12/1/2048	7,500,000		5,528,308
Hillsborough County Industrial Development Authority, Revenue Bonds (Tampa General Hospital Project) Ser. A	4.00	8/1/2045	2,220,000		2,009,977
Miami Beach Redevelopment Agency, Tax Allocation Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/1/2040	7,545,000		7,545,639
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2040	1,625,000		1,582,108
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000		1,462,316
Miami-Dade County Expressway Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2040	1,050,000		1,050,006
Miami-Dade County Health Facilities Authority, Revenue Bonds, Refunding (Nicklaus Children's Hospital Obligated Group)	5.00	8/1/2042	2,000,000		2,018,175

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Florida - 3.0% (continued)
Miami-Dade County Seaport Department, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	4.00	10/1/2045	2,500,000		2,299,877
Miami-Dade County Water & Sewer System, Revenue Bonds	4.00	10/1/2051	1,000,000		935,643
Miami-Dade County Water & Sewer System, Revenue Bonds, Ser. A	5.25	10/1/2054	5,000,000		5,435,404
Pasco County, Revenue Bonds (H Lee Moffitt Cancer Center Project) (Insured; Assured Guaranty Municipal Corp.)	5.75	9/1/2054	1,000,000		1,110,796
Seminole County, Revenue Bonds, Refunding	5.00	10/1/2052	3,600,000		3,795,616
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2045	1,850,000	[e]	643,808
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2049	1,800,000	[e]	496,736
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2041	1,000,000	[e]	437,714
Tampa, Revenue Bonds, Ser. A	0.00	9/1/2042	1,000,000	[e]	413,763
				58,051,545
Georgia - 2.4%
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2050	300,000		294,011
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2040	250,000		253,137
DeKalb County Development Authority, Revenue Bonds (The Globe Academy Project), Ser. A	5.00	6/1/2055	400,000		385,920
Fulton County Development Authority, Revenue Bonds, Refunding (Robert W. Woodruff Arts Center)	5.00	3/15/2044	6,000,000		6,178,978
George L Smith II Congress Center Authority, Revenue Bonds (Convention Center Hotel)	5.00	1/1/2054	3,000,000	[a]	2,673,692
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,155,000		1,881,901
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	4.00	1/1/2049	2,000,000		1,793,900
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2056	1,000,000		1,013,545
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,250,000		2,310,695

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Georgia - 2.4% (continued)
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2046	1,200,000		1,118,406
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	4.00	1/1/2051	1,000,000		887,294
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,200,000		1,221,524
Georgia Ports Authority, Revenue Bonds	5.25	7/1/2043	6,245,000		6,901,197
Main Street Natural Gas, Revenue Bonds, Ser. A	5.00	5/15/2043	1,500,000		1,509,042
Main Street Natural Gas, Revenue Bonds, Ser. B	5.00	6/1/2029	5,000,000	[b]	5,197,725
Main Street Natural Gas, Revenue Bonds, Ser. D	5.00	12/1/2030	5,000,000	[b]	5,230,865
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2042	1,000,000		1,100,126
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2045	2,000,000		2,177,577
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds (Sustainable Bond) Ser. B	5.00	7/1/2044	1,250,000		1,365,058
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2044	1,500,000		1,516,346
Valdosta & Lowndes County Hospital Authority, Revenue Bonds (South Georgia Medical Center Obligated Group) (Insured; County Guaranteed)	5.00	10/1/2054	2,000,000		2,120,677
				47,131,616
Hawaii - .4%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (The Queen's Health Systems Obligated Group) Ser. A	5.00	7/1/2035	7,000,000		7,070,370
Idaho - .8%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2051	2,500,000		2,243,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Idaho - .8% (continued)
Idaho Health Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	4.00	3/1/2046	2,000,000		1,844,710
Idaho Housing & Finance Association, Revenue Bonds, Ser. A	5.00	8/15/2043	9,655,000		10,499,311
				14,587,510
Illinois - 8.9%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2026	1,170,000		1,194,425
Chicago Board of Education, GO, Refunding, Ser. A	4.00	12/1/2027	750,000		741,700
Chicago Board of Education, GO, Refunding, Ser. A	7.00	12/1/2044	2,500,000		2,581,679
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	600,000		623,504
Chicago Board of Education, GO, Refunding, Ser. B	6.75	12/1/2030	7,500,000	[a]	8,198,854
Chicago Board of Education, GO, Refunding, Ser. B	7.00	12/1/2042	10,000,000	[a]	10,826,247
Chicago Board of Education, GO, Ser. A	5.00	12/1/2041	1,000,000		1,011,600
Chicago Board of Education, GO, Ser. A	5.88	12/1/2047	2,500,000		2,724,900
Chicago Board of Education, GO, Ser. A	7.00	12/1/2046	5,000,000	[a]	5,383,151
Chicago Board of Education, GO, Ser. B	6.50	12/1/2046	4,500,000		4,665,125
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	1,700,000		1,712,745
Chicago Board of Education, Revenue Bonds	5.00	4/1/2046	1,600,000		1,604,520
Chicago Board of Education, Revenue Bonds	6.00	4/1/2046	1,500,000		1,570,363
Chicago II, GO, Refunding, Ser. 2005D	5.50	1/1/2040	5,000,000		5,013,672
Chicago II, GO, Refunding, Ser. 2007E	5.50	1/1/2042	1,750,000		1,753,670
Chicago II, GO, Refunding, Ser. 2007F	5.50	1/1/2042	1,250,000		1,252,622
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2032	600,000		637,793
Chicago II, GO, Ser. A	5.50	1/1/2049	4,000,000		4,117,204
Chicago II, GO, Ser. B	7.75	1/1/2042	1,272,000		1,282,496

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Illinois - 8.9% (continued)
Chicago IL Wastewater Transmission, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2041	7,225,000	7,894,653
Chicago IL Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2039	6,080,000	6,594,952
Chicago IL Waterworks, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	11/1/2038	1,150,000	1,247,136
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2046	5,000,000	5,030,285
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	3,000,000	3,092,416
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2041	6,800,000	6,869,675
Chicago Wastewater, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,467,417
Cook County II, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	5,000,000	5,362,315
Illinois, GO	5.50	5/1/2039	2,500,000	2,707,255
Illinois, GO	5.50	5/1/2030	2,500,000	2,639,992
Illinois, GO, Ser. A	5.00	3/1/2046	2,500,000	2,591,841
Illinois, GO, Ser. A	5.00	5/1/2042	2,500,000	2,564,706
Illinois, GO, Ser. B	5.00	5/1/2039	1,000,000	1,088,418
Illinois, GO, Ser. B	5.00	5/1/2038	2,000,000	2,187,940
Illinois, GO, Ser. B	5.25	5/1/2048	2,500,000	2,669,031
Illinois, GO, Ser. B	5.25	5/1/2049	2,000,000	2,130,150
Illinois, GO, Ser. B	5.25	5/1/2045	2,000,000	2,155,334
Illinois, GO, Ser. B	5.25	5/1/2044	1,000,000	1,081,109
Illinois, GO, Ser. B	5.25	5/1/2047	1,000,000	1,070,699
Illinois, GO, Ser. D	5.00	11/1/2028	5,150,000	5,337,830
Illinois, Revenue Bonds, Ser. B	5.00	6/15/2039	5,000,000	5,426,239
Illinois Finance Authority, Revenue Bonds (The Chicago School)	5.25	4/1/2043	1,445,000	1,519,560
Illinois Finance Authority, Revenue Bonds, Refunding (Franciscan Communities Obligated Group) Ser. A	5.00	5/15/2037	3,000,000	3,010,516
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2042	1,000,000	1,111,364

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Illinois - 8.9% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2041	500,000		559,019
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2043	900,000		995,958
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. A	5.25	4/1/2044	750,000		827,330
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. B	5.25	4/1/2039	1,000,000	[i]	1,130,688
Illinois Finance Authority, Revenue Bonds, Refunding (University of Chicago) Ser. B	5.25	4/1/2038	3,000,000	[i]	3,413,301
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2038	6,000,000		6,762,910
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	4,000,000		4,360,418
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.25	1/1/2045	10,000,000		10,776,961
Metropolitan Pier & Exposition Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2040	10,000,000	[e]	4,810,844
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2047	2,000,000		1,824,743
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	4.00	12/15/2042	3,000,000		2,872,524
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	2,000,000		2,040,613
				174,122,412
Indiana - 1.0%
Indiana Finance Authority, Revenue Bonds (Butler University Project)	4.00	2/1/2044	2,595,000		2,381,457
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2053	2,300,000		2,315,881
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2032	320,000		336,020

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Indiana - 1.0% (continued)
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2043	855,000		872,951
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2033	410,000		431,024
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.00	6/1/2038	750,000		777,059
Indiana Finance Authority, Revenue Bonds (Tippecanoe Student Housing Project) Ser. A	5.13	6/1/2058	1,650,000		1,664,712
Indiana Finance Authority, Revenue Bonds (U.S. Steel Corp.) Ser. A	6.75	5/1/2039	1,000,000		1,110,539
Northern Indiana Commuter Transportation District, Revenue Bonds	5.00	1/1/2054	4,000,000		4,186,682
Northern Indiana Commuter Transportation District, Revenue Bonds	5.25	1/1/2049	3,000,000		3,237,194
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)	5.00	1/1/2054	3,000,000	[a]	3,066,334
				20,379,853
Iowa - .5%
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2042	4,000,000		4,395,564
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond)	5.00	8/1/2041	4,000,000		4,407,630
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2040	1,000,000		954,502
				9,757,696
Kentucky - .6%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. B	3.70	1/1/2032	1,295,000	[a]	1,263,167
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000		1,622,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Kentucky - .6% (continued)
Kentucky Property & Building Commission, Revenue Bonds (Project No. 126) Ser. A	5.00	5/1/2041	3,060,000		3,273,245
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	5.00	5/1/2055	5,000,000	[b]	5,227,036
				11,386,364
Louisiana - 1.1%
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.50	6/15/2038	3,200,000	[a]	3,219,439
Jefferson Parish Economic Development & Port District, Revenue Bonds (Kenner Discovery Health Sciences Foundation) Ser. A	5.63	6/15/2048	4,350,000	[a]	4,307,472
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corp.) Ser. A1A3	5.20	12/1/2039	8,000,000		7,938,551
Louisiana Public Facilities Authority, Revenue Bonds (Louisiana Children's Medical Center Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	3.00	6/1/2050	1,000,000		746,417
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Tulane University) Ser. A	4.00	4/1/2030	240,000	[d]	247,953
New Orleans Water System, Revenue Bonds, Refunding	5.00	12/1/2024	500,000	[d]	502,941
St. James Parish, Revenue Bonds (NuStar Logistics Project) Ser. 2	6.35	7/1/2040	4,115,000	[a]	4,472,834
				21,435,607
Maine - .1%
Maine Housing Authority, Revenue Bonds (Sustainable Bond) Ser. D	4.70	11/15/2053	2,500,000		2,434,952
Maryland - .4%
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2049	750,000		759,723
Maryland Economic Development Corp., Revenue Bonds (Seagirt Marine Terminal Project)	5.00	6/1/2044	200,000		203,695

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Maryland - .4% (continued)
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2036	3,000,000		3,348,501
Maryland Stadium Authority, Revenue Bonds (Football Stadium) Ser. A	5.00	3/1/2035	3,500,000		3,914,564
				8,226,483
Massachusetts - 3.5%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2054	770,000		735,458
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	755,000		731,924
Massachusetts, GO, Refunding, Ser. E	1.77	11/1/2032	90,000		71,324
Massachusetts, GO, Ser. 2020	5.00	7/1/2045	5,000,000		5,283,613
Massachusetts, GO, Ser. E	5.00	11/1/2045	7,070,000		7,490,378
Massachusetts Bay Transportation Authority, Revenue Bond, Refunding (Sustainable Bond) Ser. A2	5.00	7/1/2052	2,000,000		2,124,643
Massachusetts Development Finance Agency, Revenue Bonds (Bentley University)	5.00	7/1/2040	5,500,000		5,598,863
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	3,000,000		3,054,668
Massachusetts Development Finance Agency, Revenue Bonds (Emerson College) Ser. A	5.25	1/1/2042	5,500,000		5,574,304
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds)	5.13	11/15/2046	1,500,000	[a]	1,531,620
Massachusetts Development Finance Agency, Revenue Bonds (Wentworth Institute of Technology)	5.00	10/1/2046	2,015,000		1,994,767
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emerson College) Ser. A	5.00	1/1/2040	1,000,000		1,013,843
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2047	3,000,000	[a]	3,001,611
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2037	1,000,000	[a]	1,017,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Massachusetts - 3.5% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)	5.00	10/1/2057	2,000,000	[a]	1,946,092
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (SABIS International Charter School)	5.00	4/15/2040	1,500,000		1,478,111
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons College) Ser. K1	5.00	10/1/2036	2,115,000		2,132,068
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Simmons University) Ser. N	5.00	10/1/2043	1,000,000		996,140
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Wellforce Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	10/1/2045	500,000		472,337
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,375,000		1,325,682
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. A	5.25	2/15/2048	9,500,000		9,854,842
Massachusetts School Building Authority, Revenue Bonds, Ser. B	5.25	2/15/2048	10,000,000		10,373,518
				67,802,892
Michigan - 2.3%
Detroit, GO	5.00	4/1/2034	1,000,000		1,020,559
Detroit, GO	5.00	4/1/2033	1,150,000		1,173,750
Detroit, GO	5.00	4/1/2035	1,660,000		1,694,003
Detroit, GO	5.00	4/1/2038	1,235,000		1,252,364
Detroit, GO	5.00	4/1/2036	1,200,000		1,223,251
Detroit, GO	5.00	4/1/2029	1,000,000		1,022,565
Detroit, GO	5.00	4/1/2028	900,000		924,845
Detroit, GO	5.00	4/1/2030	700,000		714,153
Detroit, GO	5.00	4/1/2032	850,000		867,608
Detroit, GO	5.00	4/1/2031	1,000,000		1,020,725
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2050	2,000,000		1,999,854
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,250,000		1,255,284

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Michigan - 2.3% (continued)
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2043	10,000,000	9,999,423
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,500,000	1,473,167
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2040	2,100,000	2,037,136
Michigan Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2041	5,075,000	5,520,633
Michigan Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2042	5,330,000	5,781,962
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C	0.00	6/1/2058	30,000,000	[e] 913,179
Michigan University, Revenue Bonds, Ser. A	3.50	4/1/2052	7,290,000	5,517,289
				45,411,750
Minnesota - .4%
Forest Lake, Revenue Bonds, Refunding (North Lakes Academy Project)	5.00	7/1/2056	4,000,000	3,398,260
Minneapolis, Revenue Bonds (Allina Health System Obligated Group)	4.00	11/15/2038	5,000,000	4,946,759
				8,345,019
Mississippi - .2%
Mississippi Development Bank, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2025	2,500,000	[d] 2,558,501
Mississippi Development Bank, Revenue Bonds (Jackson Water & Sewer System Project) (Insured; Assured Guaranty Municipal Corp.)	6.88	12/1/2040	1,625,000	1,630,525
				4,189,026
Missouri - .4%
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.00	5/1/2047	2,805,000	3,004,938
Metropolitan St. Louis Sewer District, Revenue Bonds, Refunding, Ser. B	5.25	5/1/2052	3,000,000	3,244,799
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. C	4.10	3/1/2040	2,200,000	[g] 2,200,000
				8,449,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	4.00	8/15/2036	1,250,000		1,220,659
Nebraska - 1.0%
Central Plains Energy, Revenue Bonds, Refunding (Central Plains Energy Project)	4.00	8/1/2025	10,000,000	[b]	10,012,440
Tender Option Bond Trust Receipts (Series 2022-XL0356), (Omaha Public Power District, Revenue Bonds, Refunding, Ser. A) Non-recourse, Underlying Coupon Rate 5.00%	8.31	2/1/2042	10,000,000	[a,g,h]	10,370,200
				20,382,640
Nevada - .1%
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	850,000		852,843
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project)	6.25	12/15/2037	5,000,000	[a,c]	1,000,000
Nevada Department of Business & Industry, Revenue Bonds (Sustainable Bond) (Fulcrum Sierra Biofuels Project) Ser. B	5.13	12/15/2037	1,351,434	[a]	270,287
				2,123,130
New Hampshire - .1%
New Hampshire Business Finance Authority, Revenue Bonds (Presbyterian Senior Living Poject) Ser. A	5.25	7/1/2048	2,500,000		2,554,344
New Jersey - 2.8%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[a]	669,997
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[a]	1,034,565
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.13	1/1/2034	5,325,000		5,327,473
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	5,500,000		5,502,204

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New Jersey - 2.8% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Inst Advanced Study), Ser. B	3.35	7/1/2031	1,200,000	[g]	1,200,000
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.50	6/15/2050	1,000,000		1,085,747
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2031	2,000,000		2,039,754
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2030	3,000,000		3,063,075
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.25	6/15/2042	2,000,000		2,190,114
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	1,000,000		982,502
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. A1	5.00	6/15/2030	1,500,000		1,531,832
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	3,000,000		3,216,075
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. A	4.00	1/1/2035	2,000,000	[i]	2,083,611
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	2.78	1/1/2040	2,000,000		1,474,415
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	3,000,000		2,889,226
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	5.25	1/1/2054	2,000,000		2,176,968
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	5.25	1/1/2049	7,000,000		7,644,568
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	1,500,000		1,521,028
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,250,000		1,278,090
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	3,000,000		3,052,082
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	5,000,000		5,150,430
				55,113,756
New York - 11.0%
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.50	6/1/2044	400,000		387,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 11.0% (continued)
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	4.75	6/1/2054	1,000,000		979,526
Albany Capital Resource Corp., Revenue Bonds (KIPP Capital Region Public Charter Schools)	5.00	6/1/2064	2,600,000		2,602,709
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2041	1,200,000	[a]	1,116,551
Build New York City Resource Corp., Revenue Bonds (Hellenic Classical Charter Schools) Ser. A	5.00	12/1/2051	1,450,000	[a]	1,266,428
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2032	500,000	[a]	507,325
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2037	700,000	[a]	705,035
Build New York City Resource Corp., Revenue Bonds (Metropolitan Lighthouse Charter School Project) Ser. A	5.00	6/1/2047	1,000,000	[a]	974,251
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2056	450,000	[a]	339,559
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	690,000	[a]	536,342
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000	[a]	446,938
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	2.50	6/15/2031	250,000	[a]	216,834
Build New York City Resource Corp., Revenue Bonds (Shefa School Project) Ser. A	5.00	6/15/2051	1,250,000	[a]	1,155,943
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	1,750,000		1,785,627
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	1,500,000		1,534,022

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 11.0% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	6,000,000		6,182,615
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C2	5.18	11/15/2049	780,000		698,315
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2056	5,000,000		4,912,660
Monroe County Industrial Development Corp., Revenue Bonds (Sustainable Bond) Ser. A	4.72	1/1/2044	1,500,000		1,475,597
New York City, GO (LOC; Mizuho Bank Ltd.) Ser. G6	3.95	4/1/2042	5,200,000	[g]	5,200,000
New York City, GO, Refunding, Ser. F1	5.00	8/1/2034	5,705,000		6,418,365
New York City, GO, Ser. D	5.00	4/1/2038	5,000,000		5,582,136
New York City, GO, Ser. D	5.25	4/1/2047	5,000,000		5,492,729
New York City, GO, Ser. F1	3.00	3/1/2041	1,215,000		1,002,729
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2046	5,000,000		3,864,748
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2040	1,750,000		1,451,151
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2039	4,285,000		3,635,811
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	3.00	3/1/2036	2,500,000		2,189,296
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	4.15	6/15/2035	500,000	[g]	500,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 11.0% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	3.31	6/15/2051	5,500,000	[g]	5,500,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S1A	3.00	7/15/2039	1,750,000		1,476,470
New York City Transitional Finance Authority, Revenue Bonds, Ser. A1	5.00	5/1/2041	6,775,000		7,390,419
New York City Transitional Finance Authority, Revenue Bonds, Ser. F1	5.25	2/1/2053	2,500,000		2,718,133
New York City Transitional Finance Authority, Revenue Bonds, Ser. G1	5.00	5/1/2044	5,000,000		5,430,443
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A2B	5.00	6/1/2045	4,500,000		4,158,608
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000		3,557,738
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	8,000,000	[a]	8,014,410
New York Liberty Development Corp., Revenue Bonds, Refunding (Sustainable Bond) Ser. A	3.00	11/15/2051	2,500,000		1,825,230
New York State Dormitory Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	10/1/2038	5,000,000		5,460,599
New York State Dormitory Authority, Revenue Bonds, Refunding (Pace University) Ser. A	5.00	5/1/2038	500,000		488,202
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	2,500,000		2,327,219
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2047	5,000,000		4,736,680
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2052	3,500,000		3,807,973
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. P	5.25	1/1/2054	1,500,000		1,637,690
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	5,000,000		4,862,843

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 11.0% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	8,000,000	8,482,380
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2040	5,000,000	5,183,395
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2034	4,000,000	4,126,200
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2036	2,500,000	2,571,826
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2042	3,000,000	3,103,666
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2038	2,805,000	2,945,350
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2039	4,000,000	4,190,551
New York Transportation Development Corp., Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	5,335,000	5,537,262
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,000,000	2,054,383
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	2.25	8/1/2026	620,000	601,634
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	1,000,000	934,768
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	4.00	12/1/2039	2,000,000	1,923,018
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2035	400,000	420,348

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New York - 11.0% (continued)
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2037	700,000	730,128
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.25	8/1/2031	1,380,000	1,451,724
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport)	5.38	8/1/2036	1,000,000	1,056,124
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	4,000,000	3,507,881
Oneida Indian Nation of New York, Revenue Bonds, Ser. B	6.00	9/1/2043	1,150,000	[a] 1,216,739
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2030	1,675,000	1,783,816
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2049	5,000,000	5,159,927
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,401,876
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2064	5,000,000	5,385,048
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A2	5.25	5/15/2059	6,000,000	6,442,376
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A3	5.25	5/15/2064	10,000,000	10,673,734
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	5.00	5/15/2040	4,000,000	4,345,312
				215,782,961
North Carolina - .1%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2049	1,500,000	1,554,117
North Dakota - .3%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.50	7/1/2043	2,835,000	2,847,585
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond)	4.55	7/1/2048	3,410,000	3,370,082
				6,217,667

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,000,000		2,688,118
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.25	12/1/2038	2,420,000		2,455,739
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2053	1,500,000		1,505,317
Cleveland-Cuyahoga County Port Authority, Revenue Bonds, Refunding (Playhouse Square Foundation Project)	5.50	12/1/2043	1,580,000		1,601,300
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	3.00	8/1/2040	1,600,000		1,251,691
Montgomery County, Revenue Bonds, Refunding (Kettering Health Network Obligated Group)	4.00	8/1/2041	500,000		479,737
Ohio, GO, Ser. A	3.00	5/1/2039	5,000,000		4,236,625
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2035	3,000,000		3,013,419
Ohio, Revenue Bonds (Portsmouth Bypass Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2039	2,000,000		2,004,993
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2039	800,000		780,984
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2038	1,600,000		1,571,576
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	4.00	1/15/2040	1,300,000		1,253,264
Ohio, Revenue Bonds, Refunding (University Hospitals Health System Obligated Group) Ser. E	5.00	1/15/2036	1,400,000		1,465,218
Ohio Air Quality Development Authority, Revenue Bonds (Pratt Paper Project)	4.25	1/15/2038	2,500,000	[a]	2,474,413
Ohio Air Quality Development Authority, Revenue Bonds, Refunding (Duke Energy) Ser. A	4.25	6/1/2027	1,000,000	[b]	996,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Ohio - 2.4% (continued)
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2047	5,000,000		4,451,514
Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding (John Carroll University)	4.00	10/1/2042	5,000,000		4,592,614
Ohio Turnpike & Infrastructure Commission, Revenue Bonds (Convertible Cabs)	5.70	2/15/2034	3,000,000		3,422,052
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. B	5.00	12/1/2043	5,000,000		5,457,118
Toledo-Lucas County Port Authority, Revenue Bonds (University of Toledo Parking Project)	4.00	1/1/2051	1,000,000		864,357
				46,566,796
Oklahoma - 1.0%
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2054	7,000,000		7,509,223
Oklahoma City Water Utilities Trust, Revenue Bonds	5.00	7/1/2049	6,500,000		7,042,628
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.25	10/1/2050	5,420,000		5,277,198
				19,829,049
Oregon - .2%
Oregon, GO (Veterans Wellfare) Ser. M	4.10	12/1/2044	2,700,000	[g]	2,700,000
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/1/2039	700,000	[a]	737,620
Warm Springs Reservation Confederated Tribe, Revenue Bonds, Refunding (Sustainable Bond) Ser. B	5.00	11/1/2036	700,000	[a]	747,192
				4,184,812
Pennsylvania - 2.1%
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (U.S. Steel Corp.)	4.88	11/1/2024	2,000,000		2,004,658
Allegheny County Industrial Development Authority, Revenue Bonds, Refunding (U.S. Steel Corp.)	5.13	5/1/2030	1,750,000		1,827,372

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 2.1% (continued)
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement)	5.00	6/1/2035	3,500,000		3,654,132
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	4.00	4/1/2039	1,500,000		1,450,991
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2050	3,000,000		3,053,245
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2040	1,300,000		1,355,994
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2041	1,750,000		1,819,768
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2046	2,000,000		2,052,123
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2037	600,000		631,357
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2038	1,085,000		1,137,756
Lancaster County Hospital Authority, Revenue Bonds (Penn State Health Obligated Group)	5.00	11/1/2039	1,100,000		1,151,393
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D	4.00	7/1/2034	1,400,000	[g]	1,400,000
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2051	700,000		530,733
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	4.00	3/1/2046	685,000		544,824
Lehigh County General Purpose Authority, Revenue Bonds, Refunding (Muhlenberg College Project)	5.25	2/1/2054	1,600,000		1,653,658
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2044	1,750,000		1,628,585

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 2.1% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	1,000,000		1,025,912
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Tapestry Moon Senior Housing Project)	6.50	12/1/2038	3,000,000	[a,c]	1,143,750
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA)	3.34	12/1/2039	1,300,000	[g]	1,300,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B	3.34	12/1/2043	10,000,000	[g]	10,000,000
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	3.00	12/1/2051	3,000,000		2,220,711
				41,586,962
Rhode Island - .5%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.25	8/15/2043	1,000,000		1,054,008
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence College)	5.00	11/1/2045	7,000,000		7,032,159
Rhode Island Infrastructure Bank Revolving Fund, Revenue Bonds, Ser. A	5.00	10/1/2049	1,585,000		1,715,753
				9,801,920
South Carolina - .7%
South Carolina Housing Finance & Development Authority, Revenue Bonds (Edgewood Place Apartment) (Insured; Federal National Mortgage Association) Ser. A	4.80	7/1/2045	2,000,000		1,938,399
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Novant Health Obligated Group) Ser. A	5.50	11/1/2045	4,715,000		5,227,429
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2036	2,000,000		2,019,423
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2046	1,370,000		1,365,385

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
South Carolina - .7% (continued)
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2037	835,000		807,137
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	4.00	4/15/2036	1,370,000		1,338,119
				12,695,892
Tennessee - 1.2%
Clarksville Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.12	2/1/2038	3,200,000	[g]	3,200,000
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	1,000,000		1,067,097
Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds (Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2048	1,500,000		1,613,452
Montgomery County Public Building Authority, Revenue Bonds (LOC; Bank of America NA)	4.17	4/1/2032	1,100,000	[g]	1,100,000
New Memphis Arena Public Building Authority, Revenue Bonds	0.00	4/1/2031	750,000	[j]	669,602
New Memphis Arena Public Building Authority, Revenue Bonds (Memphis Project)	0.00	4/1/2032	775,000	[e]	551,064
Tennessee, GO, Ser. A	5.00	5/1/2041	8,430,000		9,350,489
Tennessee Energy Acquisition Corp., Revenue Bonds, Refunding (Gas Project) Ser A1	5.00	5/1/2028	5,000,000	[b]	5,167,010
				22,718,714
Texas - 12.2%
Arlington Higher Education Finance Corp., Revenue Bonds (Harmony Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2049	6,000,000		5,657,239
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2036	1,315,000		1,326,477
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000		1,081,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.2% (continued)
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2046	860,000	713,081
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2036	330,000	304,952
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding, Ser. A	4.00	8/15/2041	610,000	529,924
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2038	1,000,000	990,904
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2053	925,000	854,299
Arlington Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2048	1,900,000	1,778,402
Austin Airport System, Revenue Bonds, Ser. A	5.00	11/15/2046	13,120,000	13,271,726
Bexar County Health Facilities Development Corp., Revenue Bonds, Refunding (Army Retirement Residence Foundation)	5.00	7/15/2041	1,750,000	1,588,623
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	1,250,000	1,297,288
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	5.00	8/15/2032	2,525,000	2,529,901
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2043	2,770,000	2,780,493
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools)	6.00	8/15/2033	1,500,000	1,505,682
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) (Insured; Permanent School Fund Guaranteed)	5.00	8/15/2047	4,305,000	4,559,286
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	18,000,000	18,273,622
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	5.00	12/1/2045	3,855,000	3,809,577
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2049	2,000,000	1,868,488

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.2% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2044	5,000,000	4,758,454
Collin County, GO	5.00	2/15/2040	5,000,000	5,454,356
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	2,025,000	2,178,303
Columbia-Brazoria Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2043	1,935,000	2,087,215
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	10,000,000	9,340,240
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2047	3,625,000	3,890,599
Danbury Higher Education Authority, Revenue Bonds, Ser. A	4.00	8/15/2049	2,290,000	1,859,311
Fort Bend Independent School District, Revenue Bonds, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2054	6,300,000	6,070,870
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,599,610
Grand Parkway Transportation Corp., Revenue Bonds, Ser. A	5.00	10/1/2043	5,000,000	5,156,210
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.20	10/1/2031	2,000,000	2,147,010
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.40	10/1/2033	2,500,000	2,696,327
Grand Parkway Transportation Corp., Revenue Bonds, Ser. B	5.45	10/1/2034	2,235,000	2,414,116
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds (Texas Children's Hospital Obligated Group) Ser. A	3.00	10/1/2051	5,000,000	3,699,122
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2041	750,000	710,322
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2040	1,000,000	953,262
Hidalgo County Regional Mobility Authority, Revenue Bonds, Ser. A	4.00	12/1/2039	900,000	868,067
Houston Airport System, Revenue Bonds (United Airlines)	4.00	7/15/2041	2,250,000	2,114,217

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.2% (continued)
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	4.75	7/1/2024	1,355,000		1,355,704
Houston Airport System, Revenue Bonds, Refunding (United Airlines)	5.00	7/15/2027	1,000,000		1,014,050
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	5.00	7/1/2027	1,000,000		1,013,899
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. C	5.00	7/15/2027	1,000,000		1,014,050
Marshall Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2039	1,720,000		1,728,667
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)	4.63	10/1/2031	3,250,000	[a]	3,230,862
Montgomery Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2040	4,425,000		4,790,292
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds (Sanctuary LTC Project) Ser. A1	5.25	1/1/2042	5,000,000		4,636,803
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.50	8/15/2035	750,000	[a]	759,234
Newark Higher Education Finance Corp., Revenue Bonds (A+ Charter Schools) Ser. A	5.75	8/15/2045	1,000,000	[a]	1,008,769
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	10,300,000		11,358,516
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)	2.75	1/1/2036	1,000,000	[a]	802,483
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)	2.88	1/1/2041	1,000,000	[a]	744,686
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. A	3.63	1/1/2035	1,500,000	[a]	1,335,529
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. A	4.00	1/1/2050	1,500,000	[a]	1,234,024

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.2% (continued)
Port of Beaumont Navigation District, Revenue Bonds, Refunding (Jefferson Gulf Coast Energy) Ser. B	10.00	7/1/2026	5,000,000		5,000,000
Pottsboro Higher Education Finance Corp., Revenue Bonds, Ser. A	5.00	8/15/2046	1,000,000		919,452
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	5.00	2/1/2044	2,000,000		2,124,649
Temple Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/1/2044	3,005,000		3,233,244
Texas, GO, Ser. B	3.45	12/1/2043	1,750,000	[g]	1,750,000
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.10	4/1/2035	9,700,402		9,691,384
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	10,000,000		9,929,120
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds	5.50	12/31/2058	7,500,000		8,011,471
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Blueridge Transportation Group)	5.00	12/31/2045	1,000,000		1,003,104
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2040	1,500,000		1,457,454
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2037	1,250,000		1,236,241
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2036	3,100,000		3,095,614
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2039	1,600,000		1,559,370
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2038	2,000,000		1,963,368
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2037	1,250,000		1,230,387

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 12.2% (continued)
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	6/30/2039	1,500,000	1,462,791
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Refunding (LBJ Infrastructure Group)	4.00	12/31/2038	2,000,000	1,957,440
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2041	1,000,000	1,053,101
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2039	300,000	317,849
Texas Public Finance Authority, Revenue Bonds (Texas Southern University) (Insured; Build America Mutual)	5.25	5/1/2040	520,000	549,327
Texas Transportation Commission Highway 249 System, Revenue Bonds	5.00	8/1/2057	2,000,000	2,018,841
Texas Water Development Board, Revenue Bonds	5.00	8/1/2044	5,600,000	6,033,800
Texas Water Development Board, Revenue Bonds (Master Trust)	5.00	10/15/2057	3,565,000	3,743,590
Travis County, GO	4.00	3/1/2042	3,000,000	2,962,545
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	5.00	8/15/2043	5,000,000	5,433,943
				239,484,969
U.S. Related - 5.2%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.00	10/1/2028	980,000	974,957
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2036	685,000	678,634
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2031	1,515,000	1,515,528
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.25	10/1/2035	265,000	263,559
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2040	525,000	517,111

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
U.S. Related - 5.2% (continued)
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2033	1,000,000		1,001,919
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding	5.38	10/1/2043	1,250,000		1,213,943
Guam, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	1,500,000		1,498,960
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2042	2,250,000		2,094,614
Guam, Revenue Bonds, Refunding, Ser. F	4.00	1/1/2036	1,750,000		1,719,239
Guam Government Waterworks Authority, Revenue Bonds, Ser. A	5.00	1/1/2050	2,000,000		2,036,615
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2032	2,090,000		2,236,844
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2039	8,000,000		8,302,690
Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/1/2030	3,000,000		3,178,598
Puerto Rico, GO, Ser. A	0.00	7/1/2033	1,034,664	[e]	687,151
Puerto Rico, GO, Ser. A	0.00	7/1/2024	130,448	[e]	129,988
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	803,995		803,974
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	722,684		709,966
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	620,253		601,770
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	843,308		783,877
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	877,029		793,217
Puerto Rico, GO, Ser. A1	5.38	7/1/2025	895,428		903,265
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	887,317		927,867
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	872,922		939,570
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	847,862		945,142
Puerto Rico, Notes	N.A.	11/1/2043	3,557,658	[g]	2,210,195
Puerto Rico, Notes	0.01	11/1/2051	7,060,081	[g]	3,653,592
Puerto Rico, Notes	0.01	11/1/2051	327,159	[g]	206,519
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	7,500,000	[a]	7,577,895
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	15,000,000	[a]	15,768,705
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2035	5,000,000	[a]	5,215,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
U.S. Related - 5.2% (continued)
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. DDD	5.00	7/1/2022	2,000,000	[c]	525,000
Puerto Rico Electric Power Authority, Revenue Bonds, Ser. A	6.75	7/1/2036	10,000,000	[c]	2,650,000
Puerto Rico GDB Debt Recovery Authority, Revenue Bonds	7.50	8/20/2040	3,069,810		2,989,227
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2031	498,000	[e]	379,490
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2029	387,000	[e]	319,986
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2033	561,000	[e]	392,279
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2051	4,350,000	[e]	1,034,592
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2046	5,340,000	[e]	1,710,417
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2027	397,000	[e]	353,996
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	0.00	7/1/2024	81,000	[e]	80,759
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.50	7/1/2034	4,311,000		4,320,301
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.55	7/1/2040	208,000		209,486
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	4.75	7/1/2053	1,526,000		1,516,418
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1	5.00	7/1/2058	8,783,000		8,785,848
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	2,112,000		2,105,392
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.54	7/1/2053	63,000		60,501
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.78	7/1/2058	847,000		839,508
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2034	1,500,000	[a]	1,417,644
Virgin Islands Public Finance Authority, Revenue Bonds, Ser. A	5.00	10/1/2029	2,250,000	[a]	2,187,079
				101,968,990
Utah - 1.7%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2042	15,000,000		16,281,523
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds	4.00	8/1/2050	2,000,000	[a]	1,643,193

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Utah - 1.7% (continued)
Mida Mountain Village Public Infrastructure District, Special Assessment Bonds	4.00	8/1/2030	1,000,000	[a]	961,813
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2052	2,000,000		1,492,116
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2041	2,025,000		1,667,092
Military Installation Development Authority, Revenue Bonds, Ser. A1	4.00	6/1/2036	1,000,000		859,344
Military Installation Development Authority, Revenue Bonds, Ser. A2	4.00	6/1/2052	2,250,000		1,678,630
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2044	625,000		635,979
Utah Charter School Finance Authority, Revenue Bonds, Refunding (Summit Academy) Ser. A	5.00	4/15/2049	1,150,000		1,161,518
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. A	4.00	5/15/2043	2,750,000		2,664,910
Utah County, Revenue Bonds (IHC Health Services Obligated Group) Ser. A	5.00	5/15/2050	3,000,000		3,096,533
				32,142,651
Virginia - 3.1%
Arlington County Industrial Development Authority, Revenue Bonds, Refunding (Virginia Hospital Center)	4.00	7/1/2045	5,000,000		4,699,446
Chesapeake Expressway, Revenue Bonds, Refunding, Ser. B	4.88	7/15/2040	2,000,000		2,021,435
Fairfax County, Revenue Bonds, Ser. A	5.00	7/15/2054	1,950,000		2,110,744
Hampton Roads Transportation Accountability Commission, Revenue Bonds, Ser. A	4.00	7/1/2052	13,000,000		12,434,009
Roanoke County Economic Development Authority, Revenue Bonds, Refunding (Richfield Living Obligated Group) Ser. A	5.25	9/1/2049	4,555,000	[c]	4,245,163
Virginia College Building Authority, Revenue Bonds (21st Century College)	5.25	2/1/2042	6,105,000		6,768,464
Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, Ser. A	5.00	7/1/2043	6,550,000		7,153,296

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Virginia - 3.1% (continued)
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2052	4,000,000		4,021,333
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,500,000		4,532,947
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	3,500,000		3,107,783
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Elizabeth River Crossings OpCo)	4.00	1/1/2040	1,000,000		952,495
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2045	3,000,000		2,691,647
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2036	2,500,000		2,411,530
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (National Senior Campuses Obligated Group) Ser. A	4.00	1/1/2051	2,750,000		2,377,767
				59,528,059
Washington - 1.6%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. S1	3.00	11/1/2036	5,000,000		4,452,628
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	2,500,000		2,642,023
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2049	3,500,000		3,725,737
Washington, GO, Refunding, Ser. R-2024C	5.00	8/1/2039	3,340,000		3,757,871
Washington, GO, Ser. A	5.00	8/1/2040	10,000,000		11,079,688
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	9/1/2050	1,000,000		894,396
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	4.00	12/1/2048	1,000,000	[a]	896,495

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Washington - 1.6% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	9/1/2050	1,500,000		1,536,893
Washington Housing Finance Commission, Revenue Bonds (Sustainable Bond) (Insured; GNMA/FNMA/FHLMC) Ser. 2N	4.80	12/1/2043	2,000,000		2,029,061
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts)	6.13	7/1/2053	1,000,000	[a]	1,086,907
				32,101,699
West Virginia - .7%
West Virginia, GO, Ser. B	5.00	6/1/2041	10,000,000		10,429,888
West Virginia Economic Development Authority, Revenue Bonds (Arch Resources)	5.00	7/1/2025	1,000,000	[b]	1,002,671
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2039	1,450,000		1,458,264
West Virginia Hospital Finance Authority, Revenue Bonds, Refunding (Charleston Area Medical Center)	5.00	9/1/2038	1,500,000		1,515,439
				14,406,262
Wisconsin - 1.6%
Public Finance Authority, Revenue Bonds (Maryland Proton Treatment Center) Ser. A1	6.38	1/1/2048	2,500,000	[a]	1,125,000
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2053	1,000,000		913,846
Public Finance Authority, Revenue Bonds (Piedmont Community Charter School)	5.00	6/15/2049	3,440,000		3,196,299
Public Finance Authority, Revenue Bonds (Sky Harbour Capital Obligated Group)	4.25	7/1/2054	2,500,000		1,899,382
Public Finance Authority, Revenue Bonds, Refunding (Friends Homes Obligated Group)	5.00	9/1/2039	2,230,000	[a]	2,176,391
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. A	5.00	5/1/2060	3,925,000	[a]	2,866,435
Public Finance Authority, Revenue Bonds, Refunding (Nevada State College) Ser. B	9.00	5/1/2071	1,815,000	[a]	1,575,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Wisconsin - 1.6% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center)	4.00	6/1/2045	6,515,000		5,909,934
Public Finance Authority, Revenue Bonds, Ser. A	5.00	2/1/2062	2,500,000		2,441,542
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2046	3,990,000	[e]	1,306,887
Wisconsin Center District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	12/15/2044	8,735,000	[e]	3,205,755
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Marshfield Clinic Health System Obligated Group) Ser. C	5.00	2/15/2047	4,500,000		4,336,866
				30,953,829
Total Long-Term Municipal Investments (cost $2,017,075,302)			1,924,028,404
Description	Annualized Yield (%)	MaturityDate	Principal Amount ($)		Value ($)
Short-Term Investments - 2.5%
U.S. Government Securities
U.S. Treasury Bills	5.38	8/20/2024	10,000,000	[k]	9,886,467
U.S. Treasury Bills	5.39	8/27/2024	10,000,000	[k]	9,876,632
U.S. Treasury Bills	5.36	7/2/2024	10,000,000	[k]	9,957,648
U.S. Treasury Bills	5.36	7/18/2024	10,000,000	[k]	9,934,340
U.S. Treasury Bills	5.38	8/1/2024	10,000,000	[k]	9,913,958
Total Short-Term Investments (cost $49,553,622)			49,569,045
Total Investments (cost $2,081,628,924)			101.4%	1,983,456,767
Liabilities, Less Cash and Receivables			(1.4%)	(27,106,555)
Net Assets			100.0%	1,956,350,212

GO—General Obligation

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $225,091,877 or 11.51% of net assets.

b These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

c Non-income producing—security in default.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may,

but need not, be established by reference to one or more financial indices.

h Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

i Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of May 31, 2024.

j Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

k Security is a discount security. Income is recognized through the accretion of discount.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
10 Year U.S. Treasury Notes	281	9/19/2024	31,417,017	31,480,781	(63,764)
U.S. Treasury Long Bond	125	9/19/2024	14,484,918	14,507,813	(22,895)
U.S. Treasury Ultra Long Bond	219	9/19/2024	26,791,661	26,813,813	(22,152)
Gross Unrealized Depreciation				(108,811)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund

May 31, 2024 (Unaudited)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	9,859,318	-	9,859,318
Municipal Securities	-	1,924,028,404	-	1,924,028,404
U.S. Treasury Securities	-	49,569,045	-	49,569,045
Liabilities ($)
Other Financial Instruments:
Futures†††	(108,811)	-	-	(108,811)
Inverse Floater Notes††	-	(13,505,000)	-	(13,505,000)

† See Statement of Investments for additional detailed categorizations, if any.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At May 31, 2024, accumulated net unrealized depreciation on investments was $98,280,968, consisting of $20,228,480 gross unrealized appreciation and $118,509,448 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.